Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2018
Other Current Assets [Abstract]
Summary of Other Current Assets

	As at March 31
Particulars	2017	2018
Advance to suppliers	46,029	70,196
Prepaid expenses	3,500	4,578
Prepaid lease rentals	268	313
Receivable from related party	—	17,100
Other assets	435	355
Total	50,232	92,542